RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
May 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 11 － RELATED PARTY BALANCES AND TRANSACTIONS

Amounts due to related parties consisted of the following:

	As of May 31,
	2025	2024
	$’000	$’000
Due to related parties*
- E U Holdings Pte. Ltd.(1)	-	663
- Soon Aik Global Pte Ltd(2)	-	8
- Amount due to shareholders(3)	-	395
- Amount due to director loans(4)	-	245
- Amount due to KDS Steel Pte. Ltd(5)	3	5

	3	1,316

(1)	E U Holdings Pte. Ltd. is company incorporated in Singapore and owned 50% by Mr. Neo Chin Heng and 50% by Mr. Ng Eng Guan.
(2)	Soon Aik Global Pte Ltd is company incorporated in Singapore and owned 25% by Mr. Neo Chin Heng.
(3)	The shareholders consist of Ms. Siow KL, Mr. Lim TC, Mr. Lim KS and Arc Development.
(4)	The director loans are due to Mr. Lim CP.
(5)	KDS Steel Pte Ltd is company incorporated in Singapore and owned 50% by Mr. Neo Chin Heng and 50% by Mr. Ng Eng Guan. E U Holdings Pte. Ltd. had divested KDS Steel Pte Ltd to 3rd party company on July 22, 2025.

*	The amounts are unsecured, interest-free and non-repayable on demand.

In the ordinary course of business, during the financial years ended May 31, 2025, 2024 and 2023, the Company was involved in certain transactions, both at cost or current market prices, and on the normal commercial terms with related parties. The following table provides the transactions with these parties for the financial years as presented (for the portion of such period that they were considered related):

	For the Financial Years Ended May 31,
	2025	2024	2023
	$’000	$’000	$’000

Nature of transactions

KDS Steel Pte Ltd(1)(4)
- Logistics services	1,209	802	789
- Utilities	69	71	72

E U Holdings Pte. Ltd.(1)(2)
- Management fees	90	267	263
- Professional fees	664	-	-

INNEOVA Industrial Pte Ltd(3)
- Sales	1	1	-
- Upkeep of machinery		*	-
- Upkeep of motor vehicles		*	-

*	The figures are insignificant.

These related parties are controlled by the common shareholders of the Company.

(1)	E U Holdings Pte. Ltd. is the controlling shareholder of JBDI Holdings Limited and KDS Steel Pte Ltd. KDS Steel Pte Ltd was divested to 3rd party company by E U Holdings Pte Ltd on July 22, 2025.
(2)	E U Holdings Pte. Ltd. is owned 50% by Mr. Neo Chin Heng and 50% by Mr. Ng Eng Guan.
(3)	INNEOVA Industrial Pte Ltd (f.k.a Filtec Private Limited) is a company incorporated in Singapore and indirectly owned by Soon Aik Global Pte Ltd. Soon Aik Global Pte Ltd is a company incorporated in Singapore and owned 25% by Mr. Neo Chin Heng.
(4)	KDS Steel Pte Ltd is company incorporated in Singapore and owned 50% by Mr. Neo Chin Heng and 50% by Mr. Ng Eng Guan. E U Holdings Pte. Ltd. had divested KDS Steel Pte Ltd to 3rd party company on July 22, 2025.

Apart from the transactions and balances detailed elsewhere in these accompanying consolidated financial statements, the Company has no other significant or material related party transactions during the financial years presented.